S-K 1602(c) Dilution	Aug. 12, 2025 USD ($) $ / shares shares
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.49
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.52
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.48
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.73
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	6.27
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.54)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	10.54
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.1
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.47
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.53
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.48
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.52
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.68
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	6.32
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.61)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	10.61
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.47
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.53
Net Tangible Book Value Adjusted	$ 144,052,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	22,251,667
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.48
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.52
Net Tangible Book Value Adjusted	$ 94,552,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	17,251,667
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.68
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.32
Net Tangible Book Value Adjusted	$ 45,052,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	12,251,667
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.61)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.61
Net Tangible Book Value Adjusted	$ (4,447,927)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,251,667
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.1
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.9
Net Tangible Book Value Adjusted	$ 193,552,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	27,251,667
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.47
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.48
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.68
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.61)
Without Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.1
Without Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	$ (16,927)
Without Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
Without Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
Without Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
Without Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	201,250,000
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
Without Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,500,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	5,500,000
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,000,000)
Without Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,000,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(706,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(706,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(706,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(706,000)
Without Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(706,000)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(50,000,000)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(100,000,000)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(150,000,000)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(200,000,000)
Without Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Without Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Without Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Without Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Without Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
Without Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(1,000,000)
Without Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	20,000,000
Without Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	20,000,000
Without Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	20,000,000
Without Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	20,000,000
Without Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	20,000,000
Without Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	585,000
Without Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	585,000
Without Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	585,000
Without Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	585,000
Without Over- Allotment [Member] | Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	585,000
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(5,000,000)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(10,000,000)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(15,000,000)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(20,000,000)
Without Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.49
Net Tangible Book Value Adjusted	$ 166,283,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	25,561,667
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.52
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.48
Net Tangible Book Value Adjusted	$ 109,358,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	19,811,667
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.73
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.27
Net Tangible Book Value Adjusted	$ 52,433,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	14,061,667
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.54)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.54
Net Tangible Book Value Adjusted	$ (4,491,927)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	8,311,667
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value Adjusted	$ 223,208,073
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	31,311,667
With Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.51
With Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.52
With Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.73
With Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.54)
With Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.13
With Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	$ (16,927)
With Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
With Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
With Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
With Over- Allotment [Member] | Net tangible book deficit before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	(16,927)
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	231,250,000
With Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
With Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
With Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
With Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
With Over- Allotment [Member] | Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	25,000
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,475,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,900,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,325,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(5,750,000)
With Over- Allotment [Member] | Less: Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(8,050,000)
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(57,500,000)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(115,000,000)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(172,500,000)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(230,000,000)
With Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
With Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
With Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
With Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
With Over- Allotment [Member] | Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	7,666,667
With Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	23,000,000
With Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	23,000,000
With Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	23,000,000
With Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	23,000,000
With Over- Allotment [Member] | Class A Ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	23,000,000
With Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	645,000
With Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	645,000
With Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	645,000
With Over- Allotment [Member] | Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	645,000
With Over- Allotment [Member] | Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	645,000
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(5,750,000)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(11,500,000)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(17,250,000)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(23,000,000)
With Over- Allotment [Member] | Less: Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares